Note 5 - Accounts Receivable 1 (Details Textual) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 0	$ 0